REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Years ended
	December 31,	December 31,
	2022	2021

Silver sales (1)	$142,688	$97,257
Gold sales (1)	70,501	70,022
Less: smelting and refining costs	(3,029)	(1,959)
Revenue	$210,160	$165,320

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
	Years ended
	December 31,	December 31,
	2022	2021
Revenue by product
Concentrate sales	$54,042	$57,011
Provisional pricing adjustments	(47)	(183)
Total revenue from concentrate sales	53,995	56,828
Refined metal sales	156,165	108,492
Total revenue	$210,160	$165,320